Organization and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Materials and Supplies	$ 640.7				$ 602.1				$ 640.7	$ 602.1
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period				$ 234.1					234.1
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment									2,203.7	1,965.0	$ 1,709.1
Amortization of Certain Securitized Assets									280.7	287.9	275.9
Amortization of Regulatory Assets and Liabilities									30.1	33.7	12.2
Utilities Operating Expense, Depreciation and Amortization									2,514.5	2,286.6	1,997.2
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts									1,022.5	939.3	858.3
Income Taxes Paid, Net									6.1	(24.7)	(1.1)
Construction in Progress Expenditures Incurred but Not yet Paid									1,341.1	1,120.4	1,330.8
Noncash Investing and Financing Activities:
Lease Obligation Incurred									87.5	55.6	60.7
Construction Expenditures Included in Current Liabilities as of December 31,									1,341.1	1,120.4	1,330.8
Construction Expenditures Included in Noncurrent Liabilities as of December 31,									0.0	0.0	71.8
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,									0.1	4.0	0.0
Noncash Contribution of Assets by Noncontrolling Interest									0.0	84.0	0.0
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage									0.3	2.2	2.6
Noncontrolling Interest Assumed with Sempra Renewables LLC and Santa Rita East Acquisition									32.4	0.0	0.0
Restricted Cash	185.8				210.0				185.8	210.0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	432.6				444.1				432.6	444.1	412.6	$ 403.5
Amounts Attributable to AEP Common Shareholders
Net Income (Loss) Attributable to Noncontrolling Interests									(1.3)	7.5	16.3
Net Income (Loss)	$ 153.5	$ 733.5	$ 461.3	$ 572.8	$ 363.4	$ 577.6	$ 528.4	$ 454.4	$ 1,921.1	$ 1,923.8	$ 1,912.6
Weighted Average Number of Basic AEP Common Shares Outstanding									493,694,345	492,774,600	491,814,651
Earnings Per Share, Basic									$ 3.89	$ 3.90	$ 3.89
BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS	$ 0.31	$ 1.49	$ 0.93	$ 1.16	$ 0.74	$ 1.17	$ 1.07	$ 0.92
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted AEP Common Shares Outstanding									495,306,238	493,758,277	492,611,067
Earnings Per Share, Diluted									$ 3.88	$ 3.90	$ 3.88
DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS FROM CONTINUING OPERATIONS	$ 0.31	$ 1.48	$ 0.93	$ 1.16	$ 0.74	$ 1.17	$ 1.07	$ 0.92
Revenues
TOTAL REVENUES	$ 3,616.0	$ 4,315.0	$ 3,573.6	$ 4,056.8	$ 3,801.1	$ 4,333.1	$ 4,013.2	$ 4,048.3	$ 15,561.4	$ 16,195.7	$ 15,424.9
Expenses
Depreciation and Amortization									2,514.5	2,286.6	1,997.2
TOTAL EXPENSES									12,969.1	13,513.0	11,899.9
OPERATING INCOME (LOSS)	294.7	958.2	551.0	788.4	551.1	668.6	757.0	706.0	2,592.3	2,682.7	3,525.0
Other Income (Expense)
Allowance for Equity Funds Used During Construction									168.4	132.5	93.7
Interest Expense									(1,072.5)	(984.4)	(895.0)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)									1,834.8	1,973.5	2,816.2
Income Tax Expense (Benefit)									(12.9)	115.3	969.7
NET INCOME (LOSS)	152.7	733.9	459.1	574.1	364.8	579.7	530.1	456.7	1,919.8	1,931.3	1,928.9
Accounts Receivable:
Customers	625.3				699.0				625.3	699.0
Total Accounts Receivable	1,705.1				1,926.5				1,705.1	1,926.5
TOTAL CURRENT ASSETS	4,077.8				4,113.9				4,077.8	4,113.9
Property, Plant and Equipment
Transmission	24,808.6				21,531.0				24,808.6	21,531.0
Other Property, Plant and Equipment	4,811.5				4,265.0				4,811.5	4,265.0
Construction Work in Progress	4,319.8				4,393.9				4,319.8	4,393.9
Total Property, Plant and Equipment	79,145.7				73,085.2				79,145.7	73,085.2
Accumulated Depreciation and Amortization	19,007.6				17,986.1				19,007.6	17,986.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	60,138.1				55,099.1				60,138.1	55,099.1
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	11,676.4				9,589.8				11,676.4	9,589.8
TOTAL ASSETS	75,892.3				68,802.8				75,892.3	68,802.8	64,729.1
Current Liabilities
Accounts Payable	2,085.8				1,874.3				2,085.8	1,874.3
Accrued Taxes	1,357.8				1,218.0				1,357.8	1,218.0
TOTAL CURRENT LIABILITIES	10,299.1				8,648.8				10,299.1	8,648.8
Liabilities, Noncurrent
Deferred Income Taxes	7,588.2				7,086.5				7,588.2	7,086.5
Regulatory Liabilities and Deferred Investment Tax Credits	8,457.6				8,540.3				8,457.6	8,540.3
TOTAL NONCURRENT LIABILITIES	45,571.4				40,985.8				45,571.4	40,985.8
TOTAL LIABILITIES	55,870.5				49,634.6				55,870.5	49,634.6
Equity [Abstract]
Retained Earnings	9,900.9				9,325.3				9,900.9	9,325.3
TOTAL LIABILITIES AND EQUITY	75,892.3				68,802.8				75,892.3	68,802.8
Operating Activites
NET INCOME (LOSS)	152.7	733.9	459.1	574.1	364.8	579.7	530.1	456.7	1,919.8	1,931.3	1,928.9
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization									2,514.5	2,286.6	1,997.2
Deferred Income Taxes									(17.8)	104.3	901.5
Allowance for Equity Funds Used During Construction									(168.4)	(132.5)	(93.7)
Amortization of Deferred Property Taxes									(73.8)	(59.1)	(29.5)
Change in Other Noncurrent Assets									(97.4)	119.8	(423.9)
Increase (Decrease) in Other Noncurrent Liabilities									(116.1)	129.0	181.7
Accounts Receivable, Net									247.8	145.9	28.5
Accounts Payable									5.8	36.6	(58.0)
Accrued Taxes, Net									138.9	153.2	91.9
Net Cash Flows from (Used for) Operating Activities									4,270.1	5,223.2	4,270.4
Investing Activities
Net Cash Flows from (Used for) Investing Activities									(7,144.5)	(6,353.6)	(3,656.4)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities									2,862.9	1,161.9	(604.9)
Cash and Cash Equivalents at Beginning of Period				234.1					234.1
Cash and Cash Equivalents at End of Period	246.8				234.1				246.8	234.1
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt									4,536.6	4,945.7	3,854.1
Repayments of Long-term Debt									1,220.8	2,782.0	3,087.9
Equity Method Investment	1,356.6				846.2				1,356.6	846.2
Income (Loss) from Equity Method Investment									$ 72.1	$ 73.1	$ 82.4
Antidilutive Shares Outstanding									0	0	0
Net Income (Loss)	152.7	733.9	459.1	574.1	364.8	579.7	530.1	456.7	$ 1,919.8	$ 1,931.3	$ 1,928.9
Retained Earnings	$ 9,900.9				9,325.3				$ 9,900.9	9,325.3
Berkshire Hathaway [Member]
Organization and Summary of Significant Accounting Policies (Textuals)
Equity Method Investment, Ownership Percentage	50.00%								50.00%
AEP Transmission Holdco [Member]
Organization and Summary of Significant Accounting Policies (Textuals)
Equity Method Investment, Ownership Percentage	49.50%								49.50%
AEP Transmission Partner [Member]
Organization and Summary of Significant Accounting Policies (Textuals)
Equity Method Investment, Ownership Percentage	0.50%								0.50%
Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	30.00%								30.00%
Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	54.00%								54.00%
Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%								15.00%
Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%								1.00%
Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	48.00%								48.00%
Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	50.00%								50.00%
Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%								2.00%
Pension and Other Postretirement Benefit Plans [Member]
Securities Loaned	$ 246.0				241.0				$ 246.0	241.0
AEP Texas Inc. [Member]
Materials and Supplies	56.7				52.8				56.7	52.8
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period				3.1					3.1
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment									365.9	262.2	221.1
Amortization of Certain Securitized Assets									258.7	240.0	231.4
Amortization of Regulatory Assets and Liabilities									(2.3)	(2.6)	(2.4)
Utilities Operating Expense, Depreciation and Amortization									622.3	499.6	450.1
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts									148.6	145.9	134.6
Income Taxes Paid, Net									(11.0)	7.9	(28.3)
Construction in Progress Expenditures Incurred but Not yet Paid									225.5	243.1	325.7
Noncash Investing and Financing Activities:
Construction Expenditures Included in Current Liabilities as of December 31,									225.5	243.1	325.7
Restricted Cash	154.7				156.7				154.7	156.7
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	157.8				159.8				$ 157.8	$ 159.8	$ 157.2	146.9
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									10.00%	10.00%	10.00%
Revenues
TOTAL REVENUES	391.3	489.3	438.0	390.7	402.0	433.4	388.3	371.6	$ 1,709.3	$ 1,595.3	$ 1,538.4
Expenses
Depreciation and Amortization									622.3	499.6	450.1
TOTAL EXPENSES									1,477.3	1,249.0	1,122.3
OPERATING INCOME (LOSS)	4.3	118.2	38.7	70.8	84.3	94.0	86.2	81.8	232.0	346.3	416.1
Other Income (Expense)
Allowance for Equity Funds Used During Construction									15.2	20.0	6.8
Interest Expense									(137.2)	(147.3)	(142.3)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)									124.7	232.1	287.1
Income Tax Expense (Benefit)									(53.6)	20.8	(23.4)
NET INCOME (LOSS)	(13.7)	77.0	80.6	34.4	60.2	57.8	46.5	46.8	178.3	211.3	310.5
Accounts Receivable:
Customers	116.0				110.9				116.0	110.9
Total Accounts Receivable	193.4				196.9				193.4	196.9
Accrued Tax Benefits	66.1				44.9				66.1	44.9
TOTAL CURRENT ASSETS	692.9				476.5				692.9	476.5
Property, Plant and Equipment
Transmission	4,466.5				3,683.6				4,466.5	3,683.6
Other Property, Plant and Equipment	805.9				727.9				805.9	727.9
Construction Work in Progress	763.9				836.2				763.9	836.2
Total Property, Plant and Equipment	10,603.2				9,643.0				10,603.2	9,643.0
Accumulated Depreciation and Amortization	1,758.1				1,651.2				1,758.1	1,651.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	8,845.1				7,991.8				8,845.1	7,991.8
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	1,051.1				1,135.4				1,051.1	1,135.4
TOTAL ASSETS	10,589.1				9,603.7				10,589.1	9,603.7
Current Liabilities
Accounts Payable	256.8				276.5				256.8	276.5
Affiliated Companies	35.6				30.3				35.6	30.3
Accrued Taxes	84.9				75.5				84.9	75.5
TOTAL CURRENT LIABILITIES	1,027.2				1,259.5				1,027.2	1,259.5
Liabilities, Noncurrent
Deferred Income Taxes	965.4				913.1				965.4	913.1
Regulatory Liabilities and Deferred Investment Tax Credits	1,316.9				1,344.3				1,316.9	1,344.3
TOTAL NONCURRENT LIABILITIES	6,600.8				5,763.7				6,600.8	5,763.7
TOTAL LIABILITIES	7,628.0				7,023.2				7,628.0	7,023.2
Equity [Abstract]
Retained Earnings	1,516.0				1,337.7				1,516.0	1,337.7
TOTAL LIABILITIES AND EQUITY	10,589.1				9,603.7				10,589.1	9,603.7
Operating Activites
NET INCOME (LOSS)	(13.7)	77.0	80.6	34.4	60.2	57.8	46.5	46.8	178.3	211.3	310.5
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization									622.3	499.6	450.1
Deferred Income Taxes									(23.5)	(16.5)	63.3
Allowance for Equity Funds Used During Construction									(15.2)	(20.0)	(6.8)
Change in Other Noncurrent Assets									(34.7)	(35.4)	(49.4)
Increase (Decrease) in Other Noncurrent Liabilities									11.3	44.9	8.8
Accounts Receivable, Net									3.5	(2.9)	(23.5)
Accounts Payable									7.5	(20.3)	30.8
Accrued Taxes, Net									(11.8)	(5.6)	(31.3)
Net Cash Flows from (Used for) Operating Activities									823.4	651.9	632.7
Investing Activities
Net Cash Flows from (Used for) Investing Activities									(1,472.2)	(1,289.7)	(1,075.3)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities									646.8	640.4	452.9
Cash and Cash Equivalents at Beginning of Period				3.1					3.1
Cash and Cash Equivalents at End of Period	3.1				3.1				3.1	3.1
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt									1,070.4	494.0	749.6
Repayments of Long-term Debt									401.8	266.1	323.1
Net Income (Loss)	(13.7)	77.0	80.6	34.4	60.2	57.8	46.5	46.8	178.3	211.3	310.5
Retained Earnings	$ 1,516.0				1,337.7				$ 1,516.0	1,337.7
AEP Texas Inc. [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	30.00%								30.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	54.00%								54.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%								15.00%
AEP Texas Inc. [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%								1.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	48.00%								48.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	50.00%								50.00%
AEP Texas Inc. [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%								2.00%
AEP Texas Inc. [Member] | Pension and Other Postretirement Benefit Plans [Member]
Securities Loaned	$ 246.0				241.0				$ 246.0	241.0
AEP Transmission Co [Member]
Materials and Supplies	13.8				19.0				13.8	19.0
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period				0.0				0.0	0.0	0.0	0.0
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment									176.0	133.9	95.7
Amortization of Certain Securitized Assets									0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities									0.0	0.0	0.0
Utilities Operating Expense, Depreciation and Amortization									176.0	133.9	95.7
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts									90.6	80.2	62.4
Income Taxes Paid, Net									1.5	(30.7)	(107.3)
Construction in Progress Expenditures Incurred but Not yet Paid									472.7	345.0	485.0
Noncash Investing and Financing Activities:
Lease Obligation Incurred									0.0	0.0	0.2
Construction Expenditures Included in Current Liabilities as of December 31,									$ 472.7	$ 345.0	$ 485.0
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									10.00%	10.00%	10.00%
Revenues
TOTAL REVENUES	251.3	259.7	266.9	243.5	189.9	194.4	200.1	191.7	$ 1,021.4	$ 776.1	$ 706.9
Expenses
Depreciation and Amortization									176.0	133.9	95.7
TOTAL EXPENSES									454.2	366.0	274.0
OPERATING INCOME (LOSS)	122.3	142.3	161.0	141.6	91.5	97.0	110.5	111.1	567.2	410.1	432.9
Other Income (Expense)
Allowance for Equity Funds Used During Construction									84.3	70.6	49.0
Interest Expense									(97.4)	(83.2)	(70.2)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)									557.1	400.0	412.9
Income Tax Expense (Benefit)									117.4	84.1	142.2
NET INCOME (LOSS)	91.8	107.6	136.0	104.3	71.7	78.1	82.0	84.1	439.7	315.9	270.7
Accounts Receivable:
Customers	19.0				11.8				19.0	11.8
Total Accounts Receivable	85.1				72.8				85.1	72.8
Accrued Tax Benefits	9.3				33.4				9.3	33.4
TOTAL CURRENT ASSETS	197.4				225.5				197.4	225.5
Property, Plant and Equipment
Transmission	8,137.9				6,515.8				8,137.9	6,515.8
Other Property, Plant and Equipment	269.6				174.0				269.6	174.0
Construction Work in Progress	1,485.7				1,578.3				1,485.7	1,578.3
Total Property, Plant and Equipment	9,893.2				8,268.1				9,893.2	8,268.1
Accumulated Depreciation and Amortization	402.3				271.9				402.3	271.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9,490.9				7,996.2				9,490.9	7,996.2
Other Noncurrent Assets
Deferred Property Taxes	193.5				157.9				193.5	157.9
TOTAL OTHER NONCURRENT ASSETS	202.5				172.4				202.5	172.4
TOTAL ASSETS	9,890.8				8,394.1				9,890.8	8,394.1	7,082.1
Current Liabilities
Accounts Payable	493.4				347.2				493.4	347.2
Affiliated Companies	71.2				56.0				71.2	56.0
Accrued Taxes	355.6				288.9				355.6	288.9
TOTAL CURRENT LIABILITIES	1,093.1				842.2				1,093.1	842.2
Liabilities, Noncurrent
Deferred Income Taxes	817.8				704.4				817.8	704.4
Regulatory Liabilities and Deferred Investment Tax Credits	540.9				521.3				540.9	521.3
TOTAL NONCURRENT LIABILITIES	4,788.2				3,982.1				4,788.2	3,982.1
TOTAL LIABILITIES	5,881.3				4,824.3				5,881.3	4,824.3
Equity [Abstract]
Retained Earnings	1,528.9				1,089.2				1,528.9	1,089.2
TOTAL MEMBER'S EQUITY	4,009.5				3,569.8				4,009.5	3,569.8	2,589.9	1,957.6
TOTAL LIABILITIES AND EQUITY	9,890.8				8,394.1				9,890.8	8,394.1
Operating Activites
NET INCOME (LOSS)	91.8	107.6	136.0	104.3	71.7	78.1	82.0	84.1	439.7	315.9	270.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization									176.0	133.9	95.7
Deferred Income Taxes									91.3	98.9	271.5
Allowance for Equity Funds Used During Construction									(84.3)	(70.6)	(49.0)
Amortization of Deferred Property Taxes									(35.6)	(32.9)	(22.8)
Change in Other Noncurrent Assets									9.6	14.6	11.0
Increase (Decrease) in Other Noncurrent Liabilities									(8.1)	17.4	27.5
Accounts Receivable, Net									(5.4)	36.7	(30.4)
Accounts Payable									37.6	(7.5)	23.0
Accrued Taxes, Net									90.8	73.4	16.3
Net Cash Flows from (Used for) Operating Activities									708.6	548.6	604.8
Investing Activities
Net Cash Flows from (Used for) Investing Activities									(1,403.2)	(1,513.3)	(1,595.6)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities									694.6	964.7	990.8
Net Increase (Decrease) in Cash and Cash Equivalents									0.0	0.0	0.0
Cash and Cash Equivalents at Beginning of Period				0.0				0.0	0.0	0.0	0.0
Cash and Cash Equivalents at End of Period	0.0				0.0				0.0	0.0	0.0
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt									688.0	321.0	617.6
Repayments of Long-term Debt									85.0	50.0	0.0
Net Income (Loss)	91.8	107.6	136.0	104.3	71.7	78.1	82.0	84.1	439.7	315.9	270.7
Retained Earnings	1,528.9				1,089.2				1,528.9	1,089.2
Appalachian Power Co [Member]
Materials and Supplies	105.2				100.1				105.2	100.1
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period				4.2					4.2
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment									466.5	428.1	407.6
Amortization of Certain Securitized Assets									0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities									0.3	0.3	0.3
Utilities Operating Expense, Depreciation and Amortization									466.8	428.4	407.9
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts									190.7	182.0	183.6
Income Taxes Paid, Net									63.0	(13.0)	31.2
Construction in Progress Expenditures Incurred but Not yet Paid									149.7	134.4	126.3
Noncash Investing and Financing Activities:
Lease Obligation Incurred									8.8	5.5	3.5
Construction Expenditures Included in Current Liabilities as of December 31,									149.7	134.4	126.3
Restricted Cash	23.5				25.6				23.5	25.6
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	26.8				29.8				$ 26.8	$ 29.8	$ 19.2	18.5
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									10.00%	10.00%	10.00%
Revenues
TOTAL REVENUES	720.6	755.5	655.8	792.8	718.1	762.0	667.0	820.4	$ 2,924.7	$ 2,967.5	$ 2,934.2
Expenses
Depreciation and Amortization									466.8	428.4	407.9
TOTAL EXPENSES									2,527.4	2,484.0	2,243.9
OPERATING INCOME (LOSS)	25.7	142.6	76.9	152.1	108.1	49.8	132.6	193.0	397.3	483.5	690.3
Other Income (Expense)
Allowance for Equity Funds Used During Construction									16.6	13.2	9.2
Interest Expense									(205.0)	(194.8)	(190.9)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)									228.3	322.9	516.6
Income Tax Expense (Benefit)									(78.0)	(44.9)	185.3
NET INCOME (LOSS)	12.8	104.3	55.5	133.7	77.8	87.1	77.4	125.5	306.3	367.8	331.3
Accounts Receivable:
Customers	129.0				146.5				129.0	146.5
Total Accounts Receivable	250.9				283.4				250.9	283.4
TOTAL CURRENT ASSETS	700.6				698.7				700.6	698.7
Property, Plant and Equipment
Transmission	3,584.1				3,317.7				3,584.1	3,317.7
Other Property, Plant and Equipment	571.3				485.8				571.3	485.8
Construction Work in Progress	593.4				490.2				593.4	490.2
Total Property, Plant and Equipment	15,514.2				14,792.7				15,514.2	14,792.7
Accumulated Depreciation and Amortization	4,432.3				4,124.4				4,432.3	4,124.4
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	11,081.9				10,668.3				11,081.9	10,668.3
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	985.8				923.5				985.8	923.5
TOTAL ASSETS	12,768.3				12,290.5				12,768.3	12,290.5
Current Liabilities
Accounts Payable	307.8				263.8				307.8	263.8
Affiliated Companies	92.5				84.0				92.5	84.0
Accrued Taxes	99.6				89.3				99.6	89.3
TOTAL CURRENT LIABILITIES	1,226.0				1,354.0				1,226.0	1,354.0
Liabilities, Noncurrent
Deferred Income Taxes	1,680.8				1,625.8				1,680.8	1,625.8
Regulatory Liabilities and Deferred Investment Tax Credits	1,268.7				1,449.7				1,268.7	1,449.7
TOTAL NONCURRENT LIABILITIES	7,369.9				6,930.4				7,369.9	6,930.4
TOTAL LIABILITIES	8,595.9				8,284.4				8,595.9	8,284.4
Equity [Abstract]
Retained Earnings	2,078.3				1,922.0				2,078.3	1,922.0
TOTAL LIABILITIES AND EQUITY	12,768.3				12,290.5				12,768.3	12,290.5
Operating Activites
NET INCOME (LOSS)	12.8	104.3	55.5	133.7	77.8	87.1	77.4	125.5	306.3	367.8	331.3
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization									466.8	428.4	407.9
Deferred Income Taxes									(126.2)	(16.8)	171.5
Allowance for Equity Funds Used During Construction									(16.6)	(13.2)	(9.2)
Change in Other Noncurrent Assets									(38.2)	58.1	11.4
Increase (Decrease) in Other Noncurrent Liabilities									(40.3)	(4.8)	11.9
Accounts Receivable, Net									35.7	33.6	(28.0)
Accounts Payable									37.7	(13.3)	37.5
Accrued Taxes, Net									(10.2)	(13.2)	(12.7)
Net Cash Flows from (Used for) Operating Activities									661.4	846.6	880.0
Investing Activities
Net Cash Flows from (Used for) Investing Activities									(837.4)	(769.4)	(802.3)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities									173.0	(66.6)	(77.0)
Cash and Cash Equivalents at Beginning of Period				4.2					4.2
Cash and Cash Equivalents at End of Period	3.3				4.2				3.3	4.2
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt									478.2	203.2	320.9
Repayments of Long-term Debt									180.5	124.0	377.9
Net Income (Loss)	12.8	104.3	55.5	133.7	77.8	87.1	77.4	125.5	306.3	367.8	331.3
Retained Earnings	$ 2,078.3				1,922.0				$ 2,078.3	1,922.0
Appalachian Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	30.00%								30.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	54.00%								54.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%								15.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%								1.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	48.00%								48.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	50.00%								50.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%								2.00%
Appalachian Power Co [Member] | Pension and Other Postretirement Benefit Plans [Member]
Securities Loaned	$ 246.0				241.0				$ 246.0	241.0
Indiana Michigan Power Co [Member]
Materials and Supplies	171.3				167.3				171.3	167.3
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period				2.4				1.3	2.4	1.3	1.2
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)									63.4	63.4	62.6
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment									330.6	278.9	203.1
Amortization of Certain Securitized Assets									0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities									20.0	14.2	7.8
Utilities Operating Expense, Depreciation and Amortization									350.6	293.1	210.9
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts									111.9	116.9	94.8
Income Taxes Paid, Net									3.4	32.6	(89.9)
Construction in Progress Expenditures Incurred but Not yet Paid									86.0	93.0	88.5
Noncash Investing and Financing Activities:
Lease Obligation Incurred									11.9	5.8	7.1
Construction Expenditures Included in Current Liabilities as of December 31,									86.0	93.0	88.5
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,									0.1	4.0	0.0
Expected Reimbursement For Spent Nuclear Fuel Dry Cask Storage									$ 0.3	$ 2.2	$ 2.6
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									10.00%	10.00%	10.00%
Revenues
TOTAL REVENUES	538.2	611.1	543.1	614.3	574.5	629.7	589.7	576.8	$ 2,306.7	$ 2,370.7	$ 2,121.2
Expenses
Depreciation and Amortization									350.6	293.1	210.9
TOTAL EXPENSES									1,965.9	1,993.5	1,774.0
OPERATING INCOME (LOSS)	40.6	107.3	77.9	115.0	52.2	110.2	117.4	97.4	340.8	377.2	347.2
Other Income (Expense)
Allowance for Equity Funds Used During Construction									19.4	11.9	11.1
Interest Expense									(117.9)	(124.1)	(110.8)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)									258.8	290.4	268.1
Income Tax Expense (Benefit)									(10.6)	29.1	81.4
NET INCOME (LOSS)	21.4	88.8	60.3	98.9	29.7	72.7	94.7	64.2	269.4	261.3	186.7
Accounts Receivable:
Customers	53.6				63.1				53.6	63.1
Total Accounts Receivable	109.5				143.0				109.5	143.0
Accrued Tax Benefits	0.0				26.6				0.0	26.6
TOTAL CURRENT ASSETS	403.0				430.4				403.0	430.4
Property, Plant and Equipment
Transmission	1,641.8				1,576.8				1,641.8	1,576.8
Other Property, Plant and Equipment	632.6				583.8				632.6	583.8
Construction Work in Progress	382.3				465.3				382.3	465.3
Total Property, Plant and Equipment	10,194.0				9,762.8				10,194.0	9,762.8
Accumulated Depreciation and Amortization	3,294.3				3,151.6				3,294.3	3,151.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,899.7				6,611.2				6,899.7	6,611.2
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	3,934.7				3,181.0				3,934.7	3,181.0
TOTAL ASSETS	11,237.4				10,222.6				11,237.4	10,222.6
Current Liabilities
Accounts Payable	169.4				174.7				169.4	174.7
Affiliated Companies	68.4				70.2				68.4	70.2
Accrued Taxes	112.4				90.7				112.4	90.7
TOTAL CURRENT LIABILITIES	883.4				698.1				883.4	698.1
Liabilities, Noncurrent
Deferred Income Taxes	979.7				948.0				979.7	948.0
Regulatory Liabilities and Deferred Investment Tax Credits	1,891.4				1,574.5				1,891.4	1,574.5
TOTAL NONCURRENT LIABILITIES	7,809.6				7,171.7				7,809.6	7,171.7
TOTAL LIABILITIES	8,693.0				7,869.8				8,693.0	7,869.8
Equity [Abstract]
Retained Earnings	1,518.5				1,329.1				1,518.5	1,329.1
TOTAL LIABILITIES AND EQUITY	11,237.4				10,222.6				11,237.4	10,222.6
Operating Activites
NET INCOME (LOSS)	21.4	88.8	60.3	98.9	29.7	72.7	94.7	64.2	269.4	261.3	186.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization									350.6	293.1	210.9
Deferred Income Taxes									(52.7)	(42.9)	200.7
Allowance for Equity Funds Used During Construction									(19.4)	(11.9)	(11.1)
Change in Other Noncurrent Assets									8.3	(36.5)	(101.1)
Increase (Decrease) in Other Noncurrent Liabilities									33.7	72.1	37.4
Accounts Receivable, Net									35.4	4.8	(1.1)
Accounts Payable									3.6	(14.1)	17.6
Accrued Taxes, Net									48.3	41.2	(16.6)
Net Cash Flows from (Used for) Operating Activities									685.2	725.7	661.3
Investing Activities
Net Cash Flows from (Used for) Investing Activities									(720.1)	(654.8)	(790.9)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities									34.5	(69.8)	129.7
Net Increase (Decrease) in Cash and Cash Equivalents									(0.4)	1.1	0.1
Cash and Cash Equivalents at Beginning of Period				2.4				1.3	2.4	1.3	1.2
Cash and Cash Equivalents at End of Period	2.0				2.4				2.0	2.4	1.3
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt									123.3	1,168.1	530.1
Repayments of Long-term Debt									117.1	884.9	260.7
Net Income (Loss)	21.4	88.8	60.3	98.9	29.7	72.7	94.7	64.2	269.4	261.3	186.7
Retained Earnings	$ 1,518.5				1,329.1				$ 1,518.5	1,329.1
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	30.00%								30.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	54.00%								54.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%								15.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%								1.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	48.00%								48.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	50.00%								50.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%								2.00%
Indiana Michigan Power Co [Member] | Pension and Other Postretirement Benefit Plans [Member]
Securities Loaned	$ 246.0				241.0				$ 246.0	241.0
Ohio Power Co [Member]
Materials and Supplies	52.3				42.9				52.3	42.9
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period				4.9					4.9
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment									229.4	232.6	200.9
Amortization of Certain Securitized Assets									22.0	47.9	44.4
Amortization of Regulatory Assets and Liabilities									(10.5)	(20.8)	(19.4)
Utilities Operating Expense, Depreciation and Amortization									240.9	259.7	225.9
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts									100.6	97.1	100.0
Income Taxes Paid, Net									7.3	51.3	48.5
Construction in Progress Expenditures Incurred but Not yet Paid									125.9	98.2	87.8
Noncash Investing and Financing Activities:
Lease Obligation Incurred									11.3	4.4	4.5
Construction Expenditures Included in Current Liabilities as of December 31,									125.9	98.2	87.8
Restricted Cash	0.0				27.6				0.0	27.6
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	3.7				32.5				$ 3.7	$ 32.5	$ 29.7	$ 30.3
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									10.00%	10.00%	10.00%
Revenues
TOTAL REVENUES	643.6	710.6	606.6	836.8	745.4	778.3	748.8	790.9	$ 2,797.6	$ 3,063.4	$ 2,883.9
Expenses
Depreciation and Amortization									240.9	259.7	225.9
TOTAL EXPENSES									2,396.4	2,643.6	2,318.2
OPERATING INCOME (LOSS)	63.0	98.6	77.1	162.5	118.2	79.9	104.4	117.3	401.2	419.8	565.7
Other Income (Expense)
Allowance for Equity Funds Used During Construction									18.2	9.8	6.4
Interest Expense									(106.2)	(100.7)	(101.9)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)									332.0	349.5	483.2
Income Tax Expense (Benefit)									34.9	24.0	159.3
NET INCOME (LOSS)	49.4	69.1	50.6	128.0	88.4	88.7	68.8	79.6	297.1	325.5	323.9
Accounts Receivable:
Customers	53.0				111.1				53.0	111.1
Total Accounts Receivable	132.4				202.6				132.4	202.6
TOTAL CURRENT ASSETS	238.5				319.6				238.5	319.6
Property, Plant and Equipment
Transmission	2,686.3				2,544.3				2,686.3	2,544.3
Other Property, Plant and Equipment	765.8				574.8				765.8	574.8
Construction Work in Progress	394.4				432.1				394.4	432.1
Total Property, Plant and Equipment	9,170.0				8,493.5				9,170.0	8,493.5
Accumulated Depreciation and Amortization	2,263.0				2,218.6				2,263.0	2,218.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	6,907.0				6,274.9				6,907.0	6,274.9
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	898.1				841.4				898.1	841.4
TOTAL ASSETS	8,043.6				7,435.9				8,043.6	7,435.9
Current Liabilities
Accounts Payable	233.7				211.9				233.7	211.9
Affiliated Companies	103.6				102.9				103.6	102.9
Accrued Taxes	587.9				537.8				587.9	537.8
TOTAL CURRENT LIABILITIES	1,297.9				1,347.7				1,297.9	1,347.7
Liabilities, Noncurrent
Deferred Income Taxes	849.4				763.3				849.4	763.3
Regulatory Liabilities and Deferred Investment Tax Credits	1,090.9				1,221.2				1,090.9	1,221.2
TOTAL NONCURRENT LIABILITIES	4,237.2				3,790.8				4,237.2	3,790.8
TOTAL LIABILITIES	5,535.1				5,138.5				5,535.1	5,138.5
Equity [Abstract]
Retained Earnings	1,348.5				1,136.4				1,348.5	1,136.4
TOTAL LIABILITIES AND EQUITY	8,043.6				7,435.9				8,043.6	7,435.9
Operating Activites
NET INCOME (LOSS)	49.4	69.1	50.6	128.0	88.4	88.7	68.8	79.6	297.1	325.5	323.9
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization									240.9	259.7	225.9
Deferred Income Taxes									43.8	(36.2)	147.9
Allowance for Equity Funds Used During Construction									(18.2)	(9.8)	(6.4)
Amortization of Deferred Property Taxes									(33.7)	(12.5)	(17.9)
Change in Other Noncurrent Assets									(35.3)	(11.5)	(54.7)
Increase (Decrease) in Other Noncurrent Liabilities									(93.2)	53.8	15.8
Accounts Receivable, Net									75.0	43.1	(30.1)
Accounts Payable									0.4	(13.8)	11.6
Accrued Taxes, Net									38.7	26.8	(9.4)
Net Cash Flows from (Used for) Operating Activities									421.2	1,028.7	622.2
Investing Activities
Net Cash Flows from (Used for) Investing Activities									(744.1)	(707.5)	(530.9)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities									294.1	(318.4)	(91.9)
Cash and Cash Equivalents at Beginning of Period				4.9					4.9
Cash and Cash Equivalents at End of Period	3.7				4.9				3.7	4.9
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt									444.3	392.8	0.0
Repayments of Long-term Debt									80.3	397.1	46.4
Net Income (Loss)	49.4	69.1	50.6	128.0	88.4	88.7	68.8	79.6	297.1	325.5	323.9
Retained Earnings	$ 1,348.5				1,136.4				$ 1,348.5	1,136.4
Ohio Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	30.00%								30.00%
Ohio Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	54.00%								54.00%
Ohio Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%								15.00%
Ohio Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%								1.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	48.00%								48.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	50.00%								50.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%								2.00%
Ohio Power Co [Member] | Pension and Other Postretirement Benefit Plans [Member]
Securities Loaned	$ 246.0				241.0				$ 246.0	241.0
Public Service Co Of Oklahoma [Member]
Materials and Supplies	46.8				44.8				46.8	44.8
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period				2.0				1.6	2.0	1.6	1.5
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment									162.5	155.5	131.4
Amortization of Certain Securitized Assets									0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities									7.0	8.5	(1.0)
Utilities Operating Expense, Depreciation and Amortization									169.5	164.0	130.4
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts									61.1	62.0	61.5
Income Taxes Paid, Net									22.4	17.9	(72.6)
Construction in Progress Expenditures Incurred but Not yet Paid									46.0	33.2	23.1
Noncash Investing and Financing Activities:
Construction Expenditures Included in Current Liabilities as of December 31,									$ 46.0	$ 33.2	$ 23.1
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									10.00%	10.00%	10.00%
Revenues
TOTAL REVENUES	307.9	493.0	348.1	332.8	330.8	481.4	398.3	336.8	$ 1,481.8	$ 1,547.3	$ 1,427.2
Expenses
Depreciation and Amortization									169.5	164.0	130.4
TOTAL EXPENSES									1,282.5	1,404.8	1,255.7
OPERATING INCOME (LOSS)	1.8	120.0	56.6	20.9	2.9	78.5	57.2	3.9	199.3	142.5	171.5
Other Income (Expense)
Allowance for Equity Funds Used During Construction									2.7	0.4	0.5
Interest Expense									(66.5)	(63.5)	(53.4)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)									145.1	88.2	122.1
Income Tax Expense (Benefit)									7.5	5.0	50.1
NET INCOME (LOSS)	(10.8)	100.3	41.9	6.2	(6.6)	60.4	36.6	(7.2)	137.6	83.2	72.0
Accounts Receivable:
Customers	28.9				32.5				28.9	32.5
Total Accounts Receivable	49.8				64.3				49.8	64.3
Accrued Tax Benefits	11.3				14.7				11.3	14.7
TOTAL CURRENT ASSETS	188.2				157.9				188.2	157.9
Property, Plant and Equipment
Transmission	948.5				892.3				948.5	892.3
Other Property, Plant and Equipment	342.1				303.5				342.1	303.5
Construction Work in Progress	133.4				94.0				133.4	94.0
Total Property, Plant and Equipment	5,683.4				5,439.6				5,683.4	5,439.6
Accumulated Depreciation and Amortization	1,580.1				1,472.9				1,580.1	1,472.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,103.3				3,966.7				4,103.3	3,966.7
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	460.0				407.8				460.0	407.8
TOTAL ASSETS	4,751.5				4,532.4				4,751.5	4,532.4
Current Liabilities
Accounts Payable	134.3				126.9				134.3	126.9
Affiliated Companies	59.3				47.1				59.3	47.1
Accrued Taxes	22.9				22.4				22.9	22.4
TOTAL CURRENT LIABILITIES	445.8				821.6				445.8	821.6
Liabilities, Noncurrent
Deferred Income Taxes	628.3				607.8				628.3	607.8
Regulatory Liabilities and Deferred Investment Tax Credits	837.2				864.7				837.2	864.7
TOTAL NONCURRENT LIABILITIES	2,932.4				2,462.8				2,932.4	2,462.8
TOTAL LIABILITIES	3,378.2				3,284.4				3,378.2	3,284.4
Equity [Abstract]
Retained Earnings	851.0				724.7				851.0	724.7
TOTAL LIABILITIES AND EQUITY	4,751.5				4,532.4				4,751.5	4,532.4
Operating Activites
NET INCOME (LOSS)	(10.8)	100.3	41.9	6.2	(6.6)	60.4	36.6	(7.2)	137.6	83.2	72.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization									169.5	164.0	130.4
Deferred Income Taxes									(18.2)	(31.1)	124.7
Allowance for Equity Funds Used During Construction									(2.7)	(0.4)	(0.5)
Change in Other Noncurrent Assets									5.7	0.0	(27.2)
Increase (Decrease) in Other Noncurrent Liabilities									1.8	17.6	4.5
Accounts Receivable, Net									15.4	5.1	(10.9)
Accounts Payable									7.0	17.7	(10.7)
Accrued Taxes, Net									3.9	13.2	0.8
Net Cash Flows from (Used for) Operating Activities									350.3	330.5	238.1
Investing Activities
Net Cash Flows from (Used for) Investing Activities									(328.1)	(233.0)	(261.5)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities									(22.7)	(97.1)	23.5
Net Increase (Decrease) in Cash and Cash Equivalents									(0.5)	0.4	0.1
Cash and Cash Equivalents at Beginning of Period				2.0				1.6	2.0	1.6	1.5
Cash and Cash Equivalents at End of Period	1.5				2.0				1.5	2.0	1.6
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt									349.5	0.0	0.0
Repayments of Long-term Debt									250.5	0.5	0.5
Net Income (Loss)	(10.8)	100.3	41.9	6.2	(6.6)	60.4	36.6	(7.2)	137.6	83.2	72.0
Retained Earnings	$ 851.0				724.7				$ 851.0	724.7
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	30.00%								30.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	54.00%								54.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%								15.00%
Public Service Co Of Oklahoma [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%								1.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	48.00%								48.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	50.00%								50.00%
Public Service Co Of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%								2.00%
Public Service Co Of Oklahoma [Member] | Pension and Other Postretirement Benefit Plans [Member]
Securities Loaned	$ 246.0				241.0				$ 246.0	241.0
Southwestern Electric Power Co [Member]
Materials and Supplies	94.0				90.0				94.0	90.0
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period				24.5				1.6	24.5	1.6	10.3
Supplemental Income Statement Elements
Depreciation and Amortization of Property, Plant and Equipment									247.9	237.0	217.2
Amortization of Certain Securitized Assets									0.0	0.0	0.0
Amortization of Regulatory Assets and Liabilities									1.2	2.5	0.2
Utilities Operating Expense, Depreciation and Amortization									249.1	239.5	217.4
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts									111.1	125.7	124.4
Income Taxes Paid, Net									8.6	18.8	(75.3)
Construction in Progress Expenditures Incurred but Not yet Paid									69.1	42.0	71.2
Noncash Investing and Financing Activities:
Construction Expenditures Included in Current Liabilities as of December 31,									$ 69.1	$ 42.0	$ 71.2
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									10.00%	10.00%	10.00%
Amounts Attributable to AEP Common Shareholders
Net Income (Loss) Attributable to Noncontrolling Interests									$ 3.6	$ 5.0	$ 12.8
Net Income (Loss)	14.1	110.5	6.2	27.8	9.6	88.2	37.6	11.8	158.6	147.2	124.7
Revenues
TOTAL REVENUES	408.8	545.5	375.5	421.1	410.1	535.3	457.1	419.4	1,750.9	1,821.9	1,779.9
Expenses
Depreciation and Amortization									249.1	239.5	217.4
TOTAL EXPENSES									1,495.2	1,544.2	1,475.9
OPERATING INCOME (LOSS)	33.9	134.7	33.0	54.1	38.5	127.1	70.5	41.6	255.7	277.7	304.0
Other Income (Expense)
Allowance for Equity Funds Used During Construction									6.8	6.0	2.4
Interest Expense									(119.1)	(127.9)	(123.4)
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY EARNINGS (LOSS)									154.5	169.9	189.4
Income Tax Expense (Benefit)									(4.7)	20.4	48.1
NET INCOME (LOSS)	14.6	111.3	7.3	29.0	10.5	89.6	38.7	13.4	162.2	152.2	137.5
Accounts Receivable:
Customers	29.0				24.5				29.0	24.5
Total Accounts Receivable	75.3				72.8				75.3	72.8
TOTAL CURRENT ASSETS	354.1				414.5				354.1	414.5
Property, Plant and Equipment
Transmission	2,056.5				1,866.9				2,056.5	1,866.9
Other Property, Plant and Equipment	733.4				762.7				733.4	762.7
Construction Work in Progress	216.9				199.3				216.9	199.3
Total Property, Plant and Equipment	9,968.9				9,680.1				9,968.9	9,680.1
Accumulated Depreciation and Amortization	2,873.7				2,808.3				2,873.7	2,808.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	7,095.2				6,871.8				7,095.2	6,871.8
Other Noncurrent Assets
TOTAL OTHER NONCURRENT ASSETS	382.9				342.0				382.9	342.0
TOTAL ASSETS	7,832.2				7,628.3				7,832.2	7,628.3
Current Liabilities
Accounts Payable	138.0				129.1				138.0	129.1
Affiliated Companies	53.6				64.2				53.6	64.2
Accrued Taxes	41.8				42.8				41.8	42.8
TOTAL CURRENT LIABILITIES	674.7				512.9				674.7	512.9
Liabilities, Noncurrent
Deferred Income Taxes	940.9				902.8				940.9	902.8
Regulatory Liabilities and Deferred Investment Tax Credits	892.3				923.0				892.3	923.0
TOTAL NONCURRENT LIABILITIES	4,716.4				4,799.8				4,716.4	4,799.8
TOTAL LIABILITIES	5,391.1				5,312.7				5,391.1	5,312.7
Equity [Abstract]
Retained Earnings	1,629.5				1,508.4				1,629.5	1,508.4
TOTAL LIABILITIES AND EQUITY	7,832.2				7,628.3				7,832.2	7,628.3
Operating Activites
NET INCOME (LOSS)	14.6	111.3	7.3	29.0	10.5	89.6	38.7	13.4	162.2	152.2	137.5
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization									249.1	239.5	217.4
Deferred Income Taxes									(11.0)	1.2	80.5
Allowance for Equity Funds Used During Construction									(6.8)	(6.0)	(2.4)
Change in Other Noncurrent Assets									6.2	(18.8)	(9.2)
Increase (Decrease) in Other Noncurrent Liabilities									2.7	42.8	4.7
Accounts Receivable, Net									0.0	53.5	(32.9)
Accounts Payable									(28.4)	0.9	10.5
Accrued Taxes, Net									(3.2)	2.3	45.7
Net Cash Flows from (Used for) Operating Activities									339.8	504.8	444.7
Investing Activities
Net Cash Flows from (Used for) Investing Activities									(330.2)	(528.9)	(220.6)
Net Cash Provided by (Used in) Financing Activities
Net Cash Flows from (Used for) Financing Activities									(32.5)	47.0	(232.8)
Net Increase (Decrease) in Cash and Cash Equivalents									(22.9)	22.9	(8.7)
Cash and Cash Equivalents at Beginning of Period				24.5				1.6	24.5	1.6	10.3
Cash and Cash Equivalents at End of Period	1.6				24.5				1.6	24.5	1.6
Organization and Summary of Significant Accounting Policies (Textuals)
Issuance of Long-term Debt									0.0	1,065.7	114.6
Repayments of Long-term Debt									59.7	794.5	353.7
Income (Loss) from Equity Method Investment									3.0	2.7	(3.8)
Net Income (Loss)	14.6	$ 111.3	$ 7.3	29.0	10.5	$ 89.6	$ 38.7	$ 13.4	162.2	152.2	$ 137.5
Retained Earnings	$ 1,629.5				1,508.4				$ 1,629.5	1,508.4
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	30.00%								30.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	54.00%								54.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation	15.00%								15.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	1.00%								1.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation	48.00%								48.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation	50.00%								50.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash and Cash Equivalents [Member]
Target Asset Allocations
Target Asset Allocation	2.00%								2.00%
Southwestern Electric Power Co [Member] | Pension and Other Postretirement Benefit Plans [Member]
Securities Loaned	$ 246.0				241.0				$ 246.0	$ 241.0
Restricted Stock Units and Performance Share Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares									1,600,000	1,000,000.0	800,000
Dilutive Securities, Effect on Basic Earnings Per Share									$ (0.01)	$ 0	$ (0.01)
Revenues [Member] | AEP Texas Inc. [Member]
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									48.00%	45.00%	35.00%
Revenues [Member] | AEP Transmission Co [Member]
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									79.00%	77.00%	80.00%
Accounts Receivable [Member] | AEP Texas Inc. [Member]
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									43.00%	35.00%	31.00%
Accounts Receivable [Member] | AEP Transmission Co [Member]
Risks and Uncertainties
Percentage of Significant Customers Concentration Risk									78.00%	84.00%	85.00%
Noncontrolling Interest [Member]
Noncash Investing and Financing Activities:
Noncash Contribution of Assets by Noncontrolling Interest									$ 253.4	$ 0.0	$ 0.0
Sabine Mining Co [Member]
Materials and Supplies					23.0					23.0
Sabine Mining Co [Member] | Southwestern Electric Power Co [Member]
Materials and Supplies	23.1				22.5				23.1	22.5
Cash, Cash Equivalents and Restricted Cash
Cash and Cash Equivalents at Beginning of Period				22.0					22.0
Property, Plant and Equipment
Other Property, Plant and Equipment	212.3				276.9				212.3	276.9
Accumulated Depreciation and Amortization	107.5				174.6				107.5	174.6
Net Cash Provided by (Used in) Financing Activities
Cash and Cash Equivalents at Beginning of Period				$ 22.0					22.0
Cash and Cash Equivalents at End of Period	$ 0.0				$ 22.0				$ 0.0	$ 22.0